Securities Operations

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tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

NYSE

03026902

1- 11661

July 8, 2003

RECD S.E.C.
JUL 0 8 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN ABS CORPORATION, $10,000,000 Repackaged American General Floating Rate Trust Certificates, Series 2003-1 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 8, 2003. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUL 11 2003
THOMSON
FINANCIAL